Pensions and Other Post-Employment Benefits - Sensitivity of Defined Benefit and OPEB Obligation to Changes in Relevant Actuarial Assumptions (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Discount Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ (43)	$ (59)
Decrease	51	76
Future Salary Growth Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	3	4
Decrease	(3)	(4)
Health Care Cost Trend Rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	19	26
Decrease	(17)	(20)
One Year Change in Assumed Life Expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	10	4
Decrease	$ (10)	$ (4)